Note 2 - Investments (Details) - Net Unrealized Gains for Investments Classified as Available-for-sale (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Unrealized Gains for Investments Classified as Available-for-sale [Abstract]
Net unrealized appreciation on available-for sale securities	$ 27,595,600	$ 15,442,886
Adjustment to deferred acquisition costs	(711,650)	(418,419)
Deferred income taxes	(9,140,543)	(5,108,319)
Net unrealized appreciation on available-for sale securities	$ 17,743,407	$ 9,916,148